UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-21162
                                   811-09739

Name of Fund: BlackRock Core Principal Protected Fund of BlackRock
              Principal Protected Trust
              Master Large Cap Core Portfolio of Master Large Cap Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock Core Principal Protected Fund of BlackRock Principal Protected Trust and Master Large Cap Core Portfolio of Master Large Cap Series LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2008

Date of reporting period: 05/01/2008 - 07/31/2008

Item 1 - Schedule of Investments

BlackRock Core Principal Protected Fund of BlackRock Principal Protected Trust Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                     Par
                    (000)  Government Obligation                                                                  Value
--------------------------------------------------------------------------------------------------------------------------
                 $ 5,181   U.S. Treasury STRIPS*, 4.11%, 2/15/10                                              $  5,001,080
--------------------------------------------------------------------------------------------------------------------------
                           Total Government Obligation (Cost - $5,003,279) - 5.3%                                5,001,080
--------------------------------------------------------------------------------------------------------------------------
                           Mutual Fund
--------------------------------------------------------------------------------------------------------------------------
                           Master Large Cap Core Portfolio of Master Large Cap Series LLC                       90,217,722
--------------------------------------------------------------------------------------------------------------------------
                           Total Mutual Fund (Cost - $79,884,650) - 94.9%                                       90,217,722
--------------------------------------------------------------------------------------------------------------------------
                           Total Investments (Cost - $84,887,929) - 100.2%                                      95,218,802

                           Liabilities in Excess of Other Assets - (0.2)%                                         (201,809)
                                                                                                              ------------
                           Net Assets - 100.0%                                                                $ 95,016,993
                                                                                                              ============

* Separately Traded Registered Interest and Principal of Securities.

Master Large Cap Core Portfolio of Master Large Cap Series LLC
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                           Common Stocks                                                   Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary - 13.9%
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.1%                  NVR, Inc. (a)                                                     10,000  $    5,523,200
-----------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.9%           Expedia, Inc. (a)(b)                                           1,830,000      35,813,100
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 1.0%        Hasbro, Inc.                                                   1,070,000      41,430,400
-----------------------------------------------------------------------------------------------------------------------------------
Media - 2.5%                               Omnicom Group Inc.                                             1,020,000      43,543,800
                                           Walt Disney Co.                                                1,880,000      57,058,000
                                                                                                                     --------------
                                                                                                                        100,601,800
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 1.1%                    Big Lots, Inc. (a)(b)                                          1,460,000      44,471,600
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 7.2%                    Advance Auto Parts, Inc.                                       1,080,000      44,377,200
                                           AutoZone, Inc. (a)(b)                                            350,000      45,601,500
                                           Best Buy Co., Inc. (b)                                         1,070,000      42,500,400
                                           The Gap, Inc.                                                  2,510,000      40,461,200
                                           RadioShack Corp.                                               1,580,800      26,367,744
                                           Ross Stores, Inc.                                              1,140,000      43,274,400
                                           TJX Cos., Inc. (b)                                             1,330,000      44,834,300
                                                                                                                     --------------
                                                                                                                        287,416,744
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 1.1%    Nike, Inc. Class B (b)                                           750,000      44,010,000
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Consumer Discretionary                                                 559,266,844
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Staples - 3.1%
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 1.4%            BJ's Wholesale Club, Inc. (a)(b)                                 870,000      32,651,100
                                           Wal-Mart Stores, Inc.                                            390,000      22,861,800
                                                                                                                     --------------
                                                                                                                         55,512,900
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.6%                  The Procter & Gamble Co.                                         370,000      24,227,600
-----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 1.1%                   Herbalife Ltd.                                                 1,000,000      43,190,000
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Consumer Staples                                                       122,930,500
-----------------------------------------------------------------------------------------------------------------------------------
Energy - 18.7%
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 1.3%         ENSCO International, Inc.                                        620,000      42,866,800
                                           Tidewater, Inc.                                                  130,000       7,792,200
                                                                                                                     --------------
                                                                                                                         50,659,000
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 17.4%        Anadarko Petroleum Corp.                                         710,000      41,116,100
                                           Apache Corp.                                                     480,000      53,841,600
                                           Chevron Corp.                                                  1,140,000      96,398,400
                                           ConocoPhillips                                                   980,000      79,987,600
                                           Devon Energy Corp.                                               500,000      47,445,000
                                           Exxon Mobil Corp.                                              2,170,000     174,533,100
                                           Hess Corp.                                                       470,000      47,658,000
                                           Marathon Oil Corp.                                               480,000      23,745,600
                                           Noble Energy, Inc.                                               580,000      42,844,600
                                           Occidental Petroleum Corp.                                       760,000      59,910,800
                                           Valero Energy Corp.                                              900,000      30,069,000
                                                                                                                     --------------
                                                                                                                        697,549,800
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Energy                                                                 748,208,800
-----------------------------------------------------------------------------------------------------------------------------------
Financials - 5.6%
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 1.0%                    Capital One Financial Corp. (b)                                  970,000      40,604,200
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.3%      Bank of America Corp.                                            230,000       7,567,000
                                           JPMorgan Chase & Co.                                             120,000       4,875,600
                                                                                                                     --------------
                                                                                                                         12,442,600
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 4.3%                           ACE Ltd.                                                         360,000      18,252,000
                                           The Allstate Corp.                                             1,040,000      48,068,800
                                           Chubb Corp.                                                      940,000      45,157,600
                                           The Travelers Cos., Inc.                                       1,110,000      48,973,200
                                           UnumProvident Corp.                                              530,000      12,804,800
                                                                                                                     --------------
                                                                                                                        173,256,400
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Financials                                                             226,303,200
-----------------------------------------------------------------------------------------------------------------------------------

Master Large Cap Core Portfolio of Master Large Cap Series LLC
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                           Common Stocks                                                   Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 15.8%
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.1%                       Biogen Idec, Inc. (a)                                            650,000  $   45,344,000
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 3.1%    Baxter International, Inc.                                       780,000      53,515,800
                                           C.R. Bard, Inc. (b)                                              450,000      41,778,000
                                           Kinetic Concepts, Inc. (a)                                       842,200      29,434,890
                                                                                                                     --------------
                                                                                                                        124,728,690
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 5.0%    Aetna, Inc.                                                    1,110,000      45,521,100
                                           AmerisourceBergen Corp.                                          700,000      29,309,000
                                           Express Scripts, Inc. (a)(b)                                     670,000      47,261,800
                                           Lincare Holdings, Inc. (a)                                     1,010,000      32,542,200
                                           Medco Health Solutions, Inc. (a)                                 960,000      47,596,800
                                                                                                                     --------------
                                                                                                                        202,230,900
-----------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services - 0.5%      Invitrogen Corp. (a)(b)                                          420,000      18,627,000
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 6.1%                     Eli Lilly & Co.                                                1,140,000      53,705,400
                                           Forest Laboratories, Inc. (a)                                    320,000      11,363,200
                                           Johnson & Johnson                                              1,470,000     100,650,900
                                           Pfizer, Inc.                                                   4,250,000      79,347,500
                                                                                                                     --------------
                                                                                                                        245,067,000
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Health Care                                                            635,997,590
-----------------------------------------------------------------------------------------------------------------------------------
Industrials - 12.4%
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 4.9%                 General Dynamics Corp.                                           570,000      50,809,800
                                           L-3 Communications Holdings, Inc.                                440,000      43,423,600
                                           Lockheed Martin Corp. (b)                                        480,000      50,078,400
                                           Raytheon Co.                                                     890,000      50,667,700
                                                                                                                     --------------
                                                                                                                        194,979,500
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 1.1%      Waste Management, Inc.                                         1,260,000      44,780,400
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 1.2%            General Electric Co.                                           1,770,000      50,073,300
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 4.3%                           AGCO Corp. (a)                                                   670,000      40,099,500
                                           Cummins, Inc.                                                    670,000      44,447,800
                                           Dover Corp.                                                      740,000      36,726,200
                                           Flowserve Corp.                                                   90,000      12,000,600
                                           Parker Hannifin Corp.                                            640,000      39,475,200
                                                                                                                     --------------
                                                                                                                        172,749,300
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.9%                         Ryder System, Inc.                                               560,000      36,937,600
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Industrials                                                            499,520,100
-----------------------------------------------------------------------------------------------------------------------------------
Information Technology - 26.3%
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 8.2%             Apple, Inc. (a)                                                   30,000       4,768,500
                                           Hewlett-Packard Co.                                            1,680,000      75,264,000
                                           International Business Machines Corp.                            740,000      94,705,200
                                           Lexmark International, Inc. Class A (a)(b)                       380,000      13,330,400
                                           QLogic Corp. (a)                                               1,650,000      31,086,000
                                           Seagate Technology                                             2,330,000      34,880,100
                                           Sun Microsystems, Inc. (a)                                     3,000,000      31,890,000
                                           Western Digital Corp. (a)(b)                                   1,480,000      42,609,200
                                                                                                                     --------------
                                                                                                                        328,533,400
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments -       Agilent Technologies, Inc. (a)                                   460,000      16,587,600
0.4%

-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 2.6%                         Accenture Ltd. Class A (b)                                     1,230,000      51,364,800
                                           Computer Sciences Corp. (a)                                      792,900      37,559,673
                                           Hewitt Associates, Inc. Class A (a)                              390,000      14,371,500
                                                                                                                     --------------
                                                                                                                        103,295,973
-----------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 1.1%                  Xerox Corp.                                                    3,150,000      42,966,000
-----------------------------------------------------------------------------------------------------------------------------------

Master Large Cap Core Portfolio of Master Large Cap Series LLC
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                           Common Stocks                                                   Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor             Analog Devices, Inc.                                           1,420,000  $   43,324,200
Equipment - 7.6%                           Altera Corp. (b)                                               2,000,000      43,900,000
                                           Integrated Device Technology, Inc. (a)                         1,340,000      13,426,800
                                           Intersil Corp. Class A (b)                                       330,000       7,962,900
                                           KLA-Tencor Corp. (b)                                             780,000      29,320,200
                                           Linear Technology Corp. (b)                                    1,380,000      42,849,000
                                           Novellus Systems, Inc. (a)                                     1,780,000      36,258,600
                                           Texas Instruments, Inc.                                        1,800,000      43,884,000
                                           Xilinx, Inc. (b)                                               1,830,000      45,438,900
                                                                                                                     --------------
                                                                                                                        306,364,600
-----------------------------------------------------------------------------------------------------------------------------------
Software - 6.4%                            BMC Software, Inc. (a)                                         1,280,000      42,099,200
                                           CA, Inc.                                                       1,260,000      30,063,600
                                           Compuware Corp. (a)                                            1,620,000      17,820,000
                                           Microsoft Corp.                                                1,100,000      28,292,000
                                           Oracle Corp. (a)                                               3,090,000      66,527,700
                                           Symantec Corp. (a)                                             2,330,000      49,093,100
                                           Synopsys, Inc. (a)                                               930,000      22,338,600
                                                                                                                     --------------
                                                                                                                        256,234,200
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Information Technology                                               1,053,981,773
-----------------------------------------------------------------------------------------------------------------------------------
Materials - 3.7%
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.6%                           Eastman Chemical Co.                                             200,000      11,992,000
                                           Monsanto Co.                                                      90,000      10,719,900
                                                                                                                     --------------
                                                                                                                         22,711,900
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 1.6%              Crown Holdings, Inc. (a)                                         960,000      26,908,800
                                           Owens-Illinois, Inc. (a)                                         890,000      37,593,600
                                                                                                                     --------------
                                                                                                                         64,502,400
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.5%                     Nucor Corp.                                                      690,000      39,481,800
                                           Reliance Steel & Aluminum Co.                                    360,000      22,737,600
                                                                                                                     --------------
                                                                                                                         62,219,400
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Materials                                                              149,433,700
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunication Services - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication              AT&T Inc.                                                        650,000      20,026,500
Services - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Telecommunication Services                                              20,026,500
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Long-Term Investments
                                           (Cost - $3,942,705,252) - 100.0%                                           4,015,669,007
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                         Beneficial
                                                                                                          Interest
                                           Short-Term Securities                                            (000)
-----------------------------------------------------------------------------------------------------------------------------------
                                           BlackRock Liquidity Series, LLC Money Market
                                           Series, 2.63% (c)(d)(e)                                      $   326,346     326,345,950
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Short-Term Securities
                                           (Cost - $326,345,950) - 8.1%                                     326,346     326,345,950
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Investments
                                           (Cost - $4,269,051,202*) - 108.1%                                          4,342,014,957

                                           Liabilities in Excess of Other Assets - (8.1)%                              (327,032,398)
                                                                                                                     --------------
                                           Net Assets - 100.0%                                                       $4,014,982,559
                                                                                                                     ==============

* The cost and unrealized appreciation (depreciation) of investments as of July 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                            $ 4,282,545,430
                                                                ===============
      Gross unrealized appreciation                             $   388,399,137
      Gross unrealized depreciation                                (328,929,610)
                                                                ---------------
      Net unrealized appreciation                               $    59,469,527
                                                                ===============

Master Large Cap Core Portfolio of Master Large Cap Series LLC
Schedule of Investments July 31, 2008 (Unaudited)

(a)   Non-income producing security.
(b)   Security, or a portion of security, is on loan.
(c) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                       Net
                                                     Activity          Interest
      Affiliate                                       (000)             Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
      Cash Sweep Series                                    --        $     8,144

      BlackRock Liquidity Series, LLC
      Money Market Series                          $ (556,094)       $ 2,144,004
      --------------------------------------------------------------------------

(d)   Represents the current yield as of report date.
(e)   Security was purchased with the cash proceeds from securities loans.
o For Portfolio compliance purposes, the Portfolio's sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

Item 2 - Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

         Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Core Principal Protected Fund of BlackRock Principal Protected Trust and Master Large Cap Core Portfolio of Master Large Cap Series LLC


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock Core Principal Protected Fund of BlackRock Principal Protected Trust and Master Large Cap Core Portfolio of Master Large Cap Series LLC

Date: September 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Core Principal Protected Fund of BlackRock Principal Protected Trust and Master Large Cap Core Portfolio of Master Large Cap Series LLC

Date: September 19, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Core Principal Protected Fund of BlackRock Principal Protected Trust and Master Large Cap Core Portfolio of Master Large Cap Series LLC

Date: September 19, 2008